Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) operating activities			$ 10.3
Net cash used in investing activities			(30.4)
Net cash (used in) provided by financing activities(1)			23.6
Change in cash and cash equivalents from discontinued operations	$ (3.6)	$ 1.3	3.5
Carlisle Brake & Friction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) operating activities	38.0	16.9	12.3
Net cash used in investing activities	(9.6)	(18.3)	(22.3)
Net cash (used in) provided by financing activities(1)	(32.0)	2.7	12.2
Change in cash and cash equivalents from discontinued operations	$ (3.6)	$ 1.3	2.2
Carlisle Food Service Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) operating activities			(2.0)
Net cash used in investing activities			(8.1)
Net cash (used in) provided by financing activities(1)			11.4
Change in cash and cash equivalents from discontinued operations			$ 1.3